41. Condensed Unconsolidated Financial Information of Companhia Paranaense de Energia - Copel (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
StatementsOfCashFlowsLineItems [Line Items]
NET CASH GENERATED IN OPERATING ACTIVITIES	R$ 1,770,971	R$ 989,206	R$ 1,476,818
CASH FLOWS FROM INVESTMENT ACTIVITIES
Financial investments	(75,804)	48,512	13,664
Loans and financing granted to related parties	0	(5,145)	(9,422)
Receipt of loans and financing granted to related parties	117,645	24,985	5,112
Disposal of investments	0	484,608	0
Additions in investments	(51,557)	(248,243)	(505,098)
Capital reduction of investees	35,280	0	74,983
Additions to property, plant and equipment	(1,489,067)	(1,205,508)	(1,284,436)
Additions to intangible assets	(7,589)	(806,240)	(928,727)
NET CASH USED IN INVESTING ACTIVITIES	(2,149,153)	(1,581,173)	(2,511,075)
CASH FLOWS FROM FINANCING ACTIVITIES
Loans and financing obtained from third parties	1,314,766	800,044	93,806
Issue of Debentures	2,890,283	2,242,521	1,822,965
Dividends and interest on own capital paid	(300,722)	(506,404)	(368,956)
NET CASH GENERATED FROM (USED IN) FINANCING ACTIVITIES	1,286,516	649,969	535,603
TOTAL EFFECTS ON CASH AND CASH EQUIVALENTS	908,334	58,002	(498,654)
Cash and cash equivalents at the beginning of the period	1,040,075	982,073	1,480,727
Cash and cash equivalents at the end of the period	1,948,409	1,040,075	982,073
CHANGE IN CASH AND CASH EQUIVALENTS	908,334	58,002	(498,654)
Companhia Paranaense de Energia - Copel
StatementsOfCashFlowsLineItems [Line Items]
NET CASH GENERATED IN OPERATING ACTIVITIES	653,230	440,406	1,905,189
CASH FLOWS FROM INVESTMENT ACTIVITIES
Financial investments	(124,254)	24	23
Loans and financing granted to related parties	(192,445)	(251,856)	(87,272)
Receipt of loans and financing granted to related parties	560,877	124,122	5,112
Disposal of investments	0	397,572	0
Additions in investments	(608,934)	(574,347)	(1,489,563)
Capital reduction of investees	45,000	170,000	0
Additions to property, plant and equipment	(267)	(282)	(224)
Additions to intangible assets	(3)	(499)	(122)
NET CASH USED IN INVESTING ACTIVITIES	(320,026)	(135,266)	(1,572,046)
CASH FLOWS FROM FINANCING ACTIVITIES
Loans and financing obtained from third parties	0	77,000	0
Issue of Debentures	600,000	520,000	0
Amortization of principal - loans and financing	(77,000)	(83,000)	(6,000)
Amortization of principal - debentures	(333,300)	(333,300)	0
Dividends and interest on own capital paid	(264,734)	(475,103)	(306,700)
NET CASH GENERATED FROM (USED IN) FINANCING ACTIVITIES	(75,034)	(294,403)	(312,700)
TOTAL EFFECTS ON CASH AND CASH EQUIVALENTS	258,170	10,737	20,443
Cash and cash equivalents at the beginning of the period	56,833	46,096	25,653
Cash and cash equivalents at the end of the period	315,003	56,833	46,096
CHANGE IN CASH AND CASH EQUIVALENTS	R$ 258,170	R$ 10,737	R$ 20,443